Intangible Assets (Details) - Schedule of summarized changes in intangible assets - USD ($)	Jan. 31, 2023	Jul. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 20,016,525	$ 20,016,525
Accumulated Amortization	(6,338,240)	(4,828,105)
Net Carrying Amount	13,678,285	15,188,420
Goodwill, Indefinite, Gross Carrying Value	19,380,080	19,380,080
Goodwill, Indefinite, Accumulated Amortization
Goodwill, Indefinite, Net Carrying Amount	19,380,080	19,380,080
Balance, Gross Carrying Value	39,396,605	39,396,605
Balance, Accumulated Amortization	(6,338,240)	(4,828,105)
Balance, Net Carrying Amount	33,058,365	34,568,500
NetSapiens - license, 10 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	150,000	150,000
Accumulated Amortization	(150,000)	(150,000)
Net Carrying Amount
Customer relationships, 5 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	40,000	40,000
Accumulated Amortization	(40,000)	(36,684)
Net Carrying Amount		3,316
Customer relationships, 7 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	10,947,262	10,947,262
Accumulated Amortization	(3,311,947)	(2,573,052)
Net Carrying Amount	7,635,315	8,374,210
Trademarks, 7 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	7,148,000	7,148,000
Accumulated Amortization	(1,456,725)	(993,806)
Net Carrying Amount	5,691,275	6,154,194
Non-compete, 2 & 3 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	931,000	931,000
Accumulated Amortization	(619,583)	(394,583)
Net Carrying Amount	311,417	536,417
Marketing & Non-compete, 5 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	800,263	800,263
Accumulated Amortization	(759,985)	(679,980)
Net Carrying Amount	$ 40,278	$ 120,283